INTANGIBLE ASSETS (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amortisation expense
Software License [Member]
IfrsStatementLineItems [Line Items]
Amortisation expense	¥ 1,000